FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explanatory [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
18 FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Debt securities:
Government securities	14,267	13,082	14,114	12,938
Asset-backed securities	65	60	—	—
Corporate and other debt securities	12,928	11,036	10,533	8,783
	27,260	24,178	24,647	21,721
Treasury and other bills	—	439	—	439
Total financial assets at fair value through other comprehensive income	27,260	24,617	24,647	22,160
At 31 December 2020 £25,826 million (2019: £23,385 million) of financial assets at fair value through other comprehensive income of the Group and £23,494 million (2019: £21,052 million) of the Bank had a contractual residual maturity of greater than one year.
All assets were assessed at Stage 1 at 31 December 2019 and 2020.